Subsequent Events	6 Months Ended	12 Months Ended
	Jun. 30, 2021	Dec. 31, 2020
Subsequent Events [Abstract]
Subsequent Events

Note 18. Subsequent Events

First Amendment to the LA Apple Note

On September 1, 2021, ARC Fat Patty’s and Louisiana Apple entered into the First Amendment to the LA Apple Note (the “Amendment”). The Amendment replaced the collective Promissory Notes and Guarantee agreements by and between ARC Fat Patty’s, Wisconsin Apple LLC, Louisiana Apple LLC and Seenu Kasturi personally in their entirety. Pursuant therewith, Wisconsin Apple LLC, Louisiana Apple LLC, and Seenu Kasturi (the “Guarantors”) collectively guarantee (the “Guarantee”) the $4,000,000 principal investment made by ARC Fat Patty’s LLC in connection with the Bremer Bank National Association Promissory Note assignment. The Guarantors pledge certain amounts owed to Seenu Kasturi by ARC Group Inc in the amounts of $622,929.17 and $2,646,091.01 in addition to the personal and business assets of the Guarantors. The terms of the Note are as follows; Five percent (5%) interest only due and payable at each anniversary date of the Louisiana Apple Note calculated on the $4,000,000 Investment Principal in connection with the Assignment. All Bremer Principal and accrued but unpaid interest is due and payable in full on the earlier of: (i) the fifth (5th) anniversary of the date of the Louisiana Apple Note, or (ii) the sale of Wisconsin Apple LLC. The first of such interest only payment is due on or before October 27, 2021 in the amount of $204,647.59 (Two Hundred Four Thousand Six Hundred Forty Seven Dollars and 59 cents). On September 20, 2021, Seenu G Kasturi agreed to allocate the balance owed under the “Agreement to Guaranty Obligations” and the balance owed under the “Secured Convertible Promissory Note aka The Fat Patty’s Note” associated with the ARC Fat Patty’s acquisition to the principal investment made by ARC Fat Patty’s LLC in connection with the Bremer Bank National Association Promissory Note assignment. In addition, cash payments from Seenu Kasturi’s affiliated companies were allocated to the outstanding balance of the Bremer Principal, reducing the remaining balance to $1,773,516.10

Virtual Dining Concepts

On September 2 2021, ARC WingHouse entered into an agreement with Virtual Dining Concepts (“VDC”) which established a turnkey ghost kitchen relationship. Under the agreement, Virtual Dining Concepts developes and owns menus, recipes, formulas, specifications, manuals, methods, procedures, techniques, training videos, packaging designs, supplier ordering guides, customer data, distinctive forms, devices, slogans, signs, symbols, tradenames, logos and related intellectual property for VDC’s sale of food and beverage products to the general public under the brand name Mr. Beast Burger. VDC’s customers will place orders for the Mr Beast Burgers on the processing platform and orders are simultaneously be transmitted to ARC WingHouse’s participating locations for preparation, cooking, and packaging. Mr Beast’s Burgers processing platform picks up completed orders from ARC WingHouse and delivers the orders to VDC’s customers or, in some cases, allows VDC’s customers to pick up completed orders directly. This agreement can be terminated without cause upon a three day written notice from either party to either party

Tampa Bay Buccaneers Sponsorship Agreement & Stadium Agreement

On July 28, 2021 ARC WingHouse entered into a Sponsorship Agreement & Stadium Agreement with the Tampa Bay Buccaneers. The “sponsorship agreement” provides ARC WingHouse with certain Acquired rights as follows: 1. Advertising and Promotions: (a) Limited Use of Marks. ARC WingHouse shall have the right to use the Team Marks for promotional activity and may refer to themselves as “An Official Partner and/or Sponsor” of the Buccaneers. (b) Run-of-Site Banner Ad Rotation. Team shall display custom banner ads and links on the official Buccaneers website, mobile site, and mobile application. All copy, content and creative shall be approved by Team. Team shall determine the location of the banner ads and links. (c) Social Media. Team will cause at least five (5) posts of Buccaneers-themed Sponsor content on Team’s official social media channels (e.g. Twitter, Facebook, Instagram). Postings will be in support of specific initiatives and programs within WingHouse’s Designated Category. Location, timing, and frequency of such posts will be determined by team, in its sole discretion. All copy, content and creative shall be approved by Team. 2. Gameday Radio: (a) Pre-Game – Network. Team shall cause the broadcast of one (1) :30 commercial during an in network break each network pre-game show. (b) In-Game – Network. Team shall cause the broadcast of one (1) :30 commercial during an in network break each network in-game broadcast. (c) Post-Game – Network. Team shall cause the broadcast of one (1) :30 commercial during an in network break each network post-game show. 3. Non-Gameday Radio: (a) Players Radio Show. Team shall cause the radio broadcast of one (1) :30 commercial spot to air in each weekly Players Radio Show on Team’s flagship radio station. Day and time of show to be determined by Team. (b) Spot Bank. Team shall cause the radio broadcast of fifty (50) :30 commercial spots on stations designated by Team. Days and times of broadcast to be determined by Team. 4. Hospitality: (a) VIP Draft Party Invitations. Team shall provide two (2) VIP invitations to the official Buccaneers Draft Party. (b) VIP Mini-Camp Practice Day Invitations. Team shall provide two (2) invitations to attend a mini-camp practice during the Buccaneers off-season. The date of the practice session will be selected by WingHouse from a list provided by Team. Event includes food and beverages. (c) VIP BBQ Invitations. Team shall provide two (2) invitations to a private BBQ or similar event at AdventHealth Training Center during the Buccaneers bye week or on a date determined by Team. Event includes food and beverages. (d) VIP Training Camp Passes. Team shall provide two (2) VIP passes to attend a pre-season training camp practice session. The date of the training camp practice session will be selected by WingHouse from a list provided by Team. Event includes food and beverages. 5. Memorabilia: (a) Autographed Footballs. WingHouse shall receive ten (10) autographed footballs. The player(s) providing the autographs will be subject to availability and determined by the Team and a certificate of authenticity will be provided. (b) Autographed Jersey. WingHouse shall receive one (1) autographed jersey. The player providing the autograph will be subject to availability and determined by the Team and a certificate of authenticity will be provided. (c) Autographed Helmets. WingHouse shall receive one (1) autographed helmet. The player providing the autograph will be determined by Team and a certificate of authenticity will be provided. 6. Appearances: (a) Player Appearance. Team shall provide an appearance by one (1) Buccaneers player. The player shall be selected by Team and subject to availability. The appearance shall be for a maximum of two (2) hours in duration and located at a WingHouse-designated event within fifty miles of AdventHealth Training Center. Date and time shall be subject to availability as determined by Team. The player appearance shall be subject to the terms and conditions of this Agreement, in addition to any applicable NFL and NFLPA rules and regulations. (b) Alumni Appearance. Team shall provide an appearance by one (1) former Buccaneers player. The former player shall be selected by Team and subject to availability. The appearance shall be for a maximum of two hours in duration and located at a WingHouse designated event within fifty miles of AdventHealth Training Center. Date and time for such appearance shall be subject to availability as determined by Team. (c) Cheer Team Appearances. Team shall provide one (1) appearance by two (2) Buccaneers cheer team members. The cheer team members shall be selected by Team and subject to availability. The appearance shall be for a maximum of two hours in duration and located at a WingHouse-designated event within fifty miles of AdventHealth Training Center. Date and time for the appearance shall be subject to availability as determined by Team. All of the rights which are made available to WingHouse hereunder on a per Contract Year basis, including, but not limited to, rights to hold an event and rights to tickets, must be utilized within the applicable Contract Year and are not eligible to be “rolled over” into subsequent Contract Years. In addition, to the extent Team is no longer able to make available any of the rights described for any reason other than as set forth in the Agreement, Team agrees that it shall make available additional rights to WingHouse hereunder in order to compensate WingHouse for the loss of such rights. Unless otherwise specifically described: (a) All costs associated with all elements of the Acquired Rights shall be borne by WingHouse; (b) All elements of the Acquired Rights (including, but not limited to, the logos, announcements, content, signage, giveaways, artwork, scoreboard messages, appearance, distribution, location, display and size) are subject to Team’s prior written approval; (c) All dates, times, and airings related to all elements of the Acquired Rights are subject to Team’s prior written approval and are to be determined at Team’s sole discretion; and (d) All ticket locations and game dates are subject to availability and are determined by Team at its sole discretion.

The annual Sponsorship Fee payable by Sponsor hereunder shall be as follows: Contract Year Sponsor Fee (Cash) 2021 (First Contract Year) $265,000 2022 (Second Contract Year) $280,750 2023 (Third Contract Year) $297,288 2024 (Fourth Contract Year) $314,652 2025 (Fifth Contract Year) $332,885 For the First Contract Year, WingHouse shall pay the Sponsor Fee as follows: fifty percent (50%) upon execution of this Agreement; twenty five percent (25%) on or before September 1, 2021; and twenty five percent (25%) on or before October 1, 2021. For applicable Contract Years thereafter, WingHouse shall pay twenty five percent (25%) of the Sponsor Fee on or before April 1 of the applicable Contract Year; twenty five percent (25%) of the Sponsor Fee on or before June 1 of the applicable Contract Year; twenty five percent (25%) of the Sponsor Fee on or before August 1 of the applicable Contract Year; and twenty five percent (25%) of the Sponsor Fee on or before October 1 of the applicable Contract Year.

Stadium Rights. 1. Promotions: (a) Game Day Activation. With Team’s prior written approval, ARC WingHouse may develop and execute game day presence and/or fan interaction programs to be held outside of Stadium at site location(s) approved by Team during each Buccaneers Home Game, such as hosting a kiosk; provided, however, that any costs associated with such programs will be the responsibility of ARC WingHouse. ARC WingHouse shall have the right to hand out materials, provided, however, that any materials must be directly related to the Designated Category and be pre-approved in writing by Team. 2. Signage: a) Tower Wall LED. ARC WingHouse’s logo will be displayed on a static, digital position on one 1) Tower Wall LED. ARC WingHouse’s logo will be displayed in incremental time periods beginning twenty (20) minutes prior to kick-off through the conclusion of the game. The total amount of display time will be a minimum of four (4) minutes per Buccaneers Home Game. ARC WingHouse’s logo will be similarly displayed during non-Team events during which Team has access to, and control over, the content on the scoreboards. Display time equally rotating with other partners during the Team-controlled event inventory for non-Team events. (b) Concourse Pillar Blades. Team shall cause the placement of two (2) signs located on foundation pillars on the lower/upper level concourse of the Stadium. Each sign represents one (1) side of double-sided pillar blades. ARC WingHouse acknowledges that the message displayed must incorporate a Buccaneers-related theme. 3. Concessions: (a) Sale Rights. ARC WingHouse’s products may be sold by the Food & Beverage Concessionaire (“Concessionaire”) at the Stadium (exact concession products and related items shall be decided by Team in consultation with ARC WingHouse). Should Concessionaire sell ARC WingHouse’s products at the Stadium, ARC WingHouse shall provide Concessionaire with ability to purchase ARC WingHouse’s product and related items: (1) at the lowest wholesale price offered by ARC WingHouse in the state of Florida; (2) in quantities and sizes acceptable to Concessionaire; and (3) on delivery terms acceptable to Concessionaire. In no event shall the cost of product and/or related items increase by more than 3% in any year. (b) Concession Stand Signage. Should Concessionaire sell ARC WingHouse’s products at the Stadium, Team shall cause the placement of ARC WingHouse’s logo/identification on three (3) concession stands (one in the main concourse and two in the upper concourse - as determined by Concessionaire). All costs associated with such signage shall be split equally between the Parties. Additionally, logos/identification for ARC WingHouse’s products will be listed on menu board strips of select concession outlets that serve ARC WingHouse’s products (as determined by Concessionaire). (c) Branded Portables. Should Concessionaire sell ARC WingHouse’s products at the Stadium, Team shall cause the placement of ARC WingHouse identification/logo on two (2) portable concession carts throughout the Stadium main concourse (all costs associated with such branding of each portable shall be the responsibility of ARC WingHouse). (d) Royalty. For all ARC WingHouse products purchased at the Stadium, ARC WingHouse shall earn a five percent (5%) royalty on “Net Sales” received directly by Concessionaire. Payment of royalty shall be due on the fifteenth (15th) day of each month during the Term (in accordance with such separate agreement with Concessionaire). Concession prices shall be determined solely by Concessionaire. “Net Sales” shall be defined as gross sales of all ARC WingHouse products less applicable sales tax and credit card fees. For clarity, Net Sales shall not include any beverages (alcoholic or otherwise) sold at such concession location. 4. Hospitality: (a) Season Tickets – Lower Level. Team shall provide ARC WingHouse with four (4) lower level tickets in a location selected by ARC WingHouse from a list provided by Team, for each preseason and regular season game at the Stadium. The use of the seats shall be subject to all Season Ticket Terms and Conditions located at www.buccaneers.com/terms as may be modified at Team’s sole discretion. (b) Season Parking Pass. Team shall provide ARC WingHouse with two (2) parking passes, in locations selected by Team, for each Buccaneers preseason and regular season game at the Stadium.

In consideration for the Stadium Rights, WingHouse agrees to pay to Team the Stadium Fee as follows: 2021 (First Contract Year) $50,000, 2022 (Second Contract Year) $50,000, 2023 (Third Contract Year) $50,000, 2024 (Fourth Contract Year) $50,000, 2025 (Fifth Contract Year) $50,000.

Asset Purchase Agreement with Elite Food Management, Inc.

On October 4, 2021, ARC Winghouse, LLC and ARC Group Inc., acting as “Sellers”, and Elite Food Management, Inc., a Florida corporation, acting as the “Purchaser,” entered into a preliminary asset purchase agreement (the “APA”). Pursuant to the terms and conditions of the APA, Sellers sold to Purchaser twenty (20) WingHouse Bar + Grill restaurants (the “Business”), including: (i) all accounts receivable, (ii) all inventory, (iii) and all or substantially all material agreements and assets (except for the intellectual property, which is an excluded asset in the Agreement. Purchaser also assumed the Loyalty Program Benefits and all other liabilities of Sellers, solely to the extent that such liabilities relate to the operation of the Business after the Closing. These include all liabilities under the Assumed Contracts, all liabilities to customers and suppliers, all liabilities to employees, all liabilities for taxes and proceedings commenced post-closing, etc. The purchase price for the acquisition was: (i) $1.00, (ii) payment of the Estimated Closing Working Capital, and (iii) the assumption, satisfaction, and discharge of all Assumed Liabilities. The acquisition is expected to close on November 30, 2021. Pending the closing of the acquisition, Arc WingHouse LLC, as “Owner,” and Elite Food Management, Inc., as “Manager,” have entered into a restaurant management services agreement (the “Management Agreement”), where the Owner agreed to allow the Manager to manage and operate the Business pending the Closing of the acquisition. Under the terms and conditions of the Management Agreement, the Manager shall be responsible for the day-to-day operations, direction, management, and supervision of the Business, and shall provide all operating and management services for the Business; provide all reasonably necessary personnel to provide the services; comply with all laws applicable to the operation, maintenance, and management of the Business; maintain the Business free and clear of all liens and encumbrances. Owner will only be responsible for paying for liabilities, liens and encumbrances outside of the day-to-day operations of the Business, including all bank loans in which the Owner is the debtor. Daily cash receipts will be deposited in an “Operating Account,” under Owner’s name. Manager will be a signatory on the Operating Account. All costs and expenses related to the operation of the business will be paid from the Operating Account. As consideration for the services provided by the Manager, the Manager will receive all profits derived from operating the Business. The full, faithful, timely payment and performance by Purchaser of all obligations set forth in the APA and the Management Agreement are unconditionally and irrevocably guaranteed by Albert Aminpour, Michael Aminpour and Tony Frazier, who have executed a personal guarantee (the “Guarantee”) for the benefit or ARC WingHouse LLC.

Agreement to Guarantee Obligations

On September 20, 2021, Seenu G Kasturi agreed to allocate the balance owed under the “Agreement to Guaranty Obligations” to the principal investment made by ARC Fat Patty’s LLC in connection with the Bremer Bank National Association Promissory Note assignment. As a result, the “Agreement to Guaranty Obligations” has been satisfied in full and the Bremer Bank Note Assignment balance reduced commensurately.

Franchise Disclosure Document for ARC WingHouse

On August 23, 2021 ARC WingHouse completed its Franchise Disclosure Document (FDD). ARC WingHouse intends to begin the process of re-franchising most of our company owned stores and develop our Franchisee base to meet a ratio relative to industry average ratios between corporate stores and franchised stores.

Note 20. Subsequent Events

Second Round of Paycheck Protection Program Loans

Between January 20, 2021 and February 1, 2021, the Company and each of ARC WingHouse, Seediv, ARC Fat Patty’s, LLC, and DWAG Valdosta, LLC, which are subsidiaries of the Company, executed loan documents for loans in the aggregate principal amount of $4,048,850 for which City National Bank served as lender pursuant to the Paycheck Protection Program of the CARES Act as administered by the SBA. Between February 2, 2021 and April 30, 2021, loans in the aggregate principal amount of $4,059,948 were funded and closed.

The loans are evidenced by promissory notes issued by the borrowers in favor of City National Bank. The notes have a term of five years and bear interest at a rate of one percent (1%) per year. Monthly principal and interest payments will commence on 10th day after the first month after the expiration of the Deferment Period (as defined below). The borrowers may prepay the loans at any time without incurring any prepayment penalties. Under the terms of the loans, up to the entire amount of principal and accrued interest may be forgiven to the extent the proceeds of the loans are used for qualifying expenses as described in the CARES Act and applicable implementing guidance issued by the SBA. The notes provide for customary events of default, including, among others, those relating to failure to make payment, bankruptcy, breaches of representations and certain material adverse events.

“Deferment Period” means the period commencing on the date the applicable loans closed and ending on the earlier of: (a) the date on which the amount of loan forgiveness for the applicable loan determined under section 1106 of the CARES Act is remitted to City National Bank by the SBA, (b) the date that the SBA advises City National Bank that all or part of the applicable loan has not been forgiven, provided that the applicable borrower has applied for forgiveness within 10 months of the end of the Forgiveness Period (as defined below) of the loan or (c) if the applicable borrower fails to apply for forgiveness for the applicable by the end of the Forgiveness Period, a date that is not earlier than the date that is 10 months after the last day of the Forgiveness Period.

“Forgiveness Period means the period beginning on the date the funds are disbursed to the applicable borrower (the “Disbursement Date”) and ending on any date selected by the borrower that is no earlier than the date eight weeks from the Disbursement Date and no later than the date 24 weeks from the Disbursement Date.

Paycheck Protection Program Loans Forgiveness Program

Paycheck Protection Program (PPP) borrowers may be eligible for loan forgiveness if the funds were used for eligible payroll costs, payments on business mortgage interest payments, rent, or utilities during either the 8- or 24-week period after disbursement. To receive maximum loan forgiveness, borrowers needed to spend at least 60% of their loan on eligible payroll costs, and no more than 40% on eligible non-payroll costs, including business mortgage interest, rent, lease payments, utilities, supplier costs, property damage cost (certain restrictions applied) and certain operations expenditures.

Under the forgiveness program, ARC WingHouse and ARC Fat Patty’s received full forgiveness for SBA loans made under the first round of Paycheck Protection Loan Program. ARC WingHouse received forgiveness in the amount of $4,542,860.00 on June 8, 2021.

First Amendment to the LA Apple Note

On September 1, 2021 ARC Fat Patty’s and Louisiana Apple entered into the First Amendment to the LA Apple Note (the “Amendment”). The Amendment replaced the collective Promissory Notes and Guarantee agreements by and between ARC Fat Patty’s, Wisconsin Apple LLC, Louisiana Apple LLC and Seenu Kasturi personally in their entirety. Pursuant therewith, Wisconsin Apple LLC, Louisiana Apple LLC, and Seenu Kasturi (the “Guarantors”) collectively guarantee (the “Guarantee”) the $4,000,000 principal investment made by ARC Fat Patty’s LLC in connection with the Bremer Bank National Association Promissory Note assignment. The Guarantors pledge certain amounts owed to Seenu Kasturi by ARC Group Inc in the amounts of $622,929.17 and $2,646,091.01 in addition to the personal and business assets of the Guarantors. The Amendment replaces the terms of the Louisiana Apple Note as follows; Five percent (5%) interest only due and payable at each anniversary date of the Louisiana Apple Note calculated on the $4,000,000 Investment Principal in connection with the Assignment. All Bremer Principal and accrued but unpaid interest is due and payable in full on the earlier of: (i) the fifth (5th) anniversary of the date of the Louisiana Apple Note, or (ii) the sale of Wisconsin Apple LLC. The first of such interest only payment is due on or before October 27, 2021 in the amount of $204,647.59 (Two Hundred Four Thousand Six Hundred Forty Seven Dollars and 59 cents).

Toast

On April 27, 2021 ARC Group Inc entered into a Master Service Agreement with Toast (the “Toast MSA”), a cloud based POS system and restaurant services provider. The Toast MSA provides for the conversion of 50 ARC Group controlled restaurants to the Toast POS platform by October 31, 2022. The MSA locks in the pricing for the monthly software subscription, hardware costs, service fees, and merchant processing fees for 36 months from the date of execution.

Door Dash

ARC Group Inc entered into an MSA with Door Dash on June 10, 2021. The MSA provided a reduction in fees charged by Door Dash on its regular platform and its subscription platform under its “Preferred Partner Commitment” terms. The agreement is non-binding and can be terminated upon written notice.

Virtual Dining Concepts

On September 2 2021, ARC WingHouse entered into an agreement with Virtual Dining Concepts (“VDC”) which established a turnkey ghost kitchen relationship. Under the agreement, Virtual Dining Concepts developes and owns menus, recipes, formulas, specifications, manuals, methods, procedures, techniques, training videos, packaging designs, supplier ordering guides, customer data, distinctive forms, devices, slogans, signs, symbols, tradenames, logos and related intellectual property for VDC’s sale of food and beverage products to the general public under the brand name Mr. Beast Burger. VDC’s customers will place orders for the Mr Beast Burgers on the processing platform and orders are simultaneously be transmitted to ARC WingHouse’s participating locations for preparation, cooking, and packaging. Mr Beast’s Burgers processing platform picks up completed orders from ARC WingHouse and delivers the orders to VDC’s customers or, in some cases, allows VDC’s customers to pick up completed orders directly. This agreement can be terminated without cause upon a three day written notice from either party to either party.

Restaurant365

On May 27, 2021 ARC Group Inc entered into an agreement with Restaurant365 to convert its accounting, scheduling, labor control, PO tracking, Manager Log Books, inventory, food cost and control systems to its cloud based platform. Restaurant365 is the creator of restaurant specific SAAS software with a focus on accounting, inventory, labor, and payroll. The subscription contract covers the 20 WingHouse, 4 Fat Patty’s, and 3 Dick’s Wings locations.

Tampa Bay Buccaneers Sponsorship Agreement & Stadium Agreement

On July 28, 2021 ARC WingHouse entered into a Sponsorship Agreement & Stadium Agreement with the Tampa Bay Buccaneers. The “sponsorship agreement” provides ARC WingHouse with certain Acquired rights as follows: 1. Advertising and Promotions: (a) Limited Use of Marks. ARC WingHouse shall have the right to use the Team Marks for promotional activity and may refer to themselves as “An Official Partner and/or Sponsor” of the Buccaneers. (b) Run-of-Site Banner Ad Rotation. Team shall display custom banner ads and links on the official Buccaneers website, mobile site, and mobile application. All copy, content and creative shall be approved by Team. Team shall determine the location of the banner ads and links. (c) Social Media. Team will cause at least five (5) posts of Buccaneers-themed Sponsor content on Team’s official social media channels (e.g. Twitter, Facebook, Instagram). Postings will be in support of specific initiatives and programs within WingHouse’s Designated Category. Location, timing, and frequency of such posts will be determined by team, in its sole discretion. All copy, content and creative shall be approved by Team. 2. Gameday Radio: (a) Pre-Game – Network. Team shall cause the broadcast of one (1) :30 commercial during an in network break each network pre-game show. (b) In-Game – Network. Team shall cause the broadcast of one (1) :30 commercial during an in network break each network in-game broadcast. (c) Post-Game – Network. Team shall cause the broadcast of one (1) :30 commercial during an in network break each network post-game show. 3. Non-Gameday Radio: (a) Players Radio Show. Team shall cause the radio broadcast of one (1) :30 commercial spot to air in each weekly Players Radio Show on Team’s flagship radio station. Day and time of show to be determined by Team. (b) Spot Bank. Team shall cause the radio broadcast of fifty (50) :30 commercial spots on stations designated by Team. Days and times of broadcast to be determined by Team. 4. Hospitality: (a) VIP Draft Party Invitations. Team shall provide two (2) VIP invitations to the official Buccaneers Draft Party. (b) VIP Mini-Camp Practice Day Invitations. Team shall provide two (2) invitations to attend a mini-camp practice during the Buccaneers off-season. The date of the practice session will be selected by WingHouse from a list provided by Team. Event includes food and beverages. (c) VIP BBQ Invitations. Team shall provide two (2) invitations to a private BBQ or similar event at AdventHealth Training Center during the Buccaneers bye week or on a date determined by Team. Event includes food and beverages. (d) VIP Training Camp Passes. Team shall provide two (2) VIP passes to attend a pre-season training camp practice session. The date of the training camp practice session will be selected by WingHouse from a list provided by Team. Event includes food and beverages. 5. Memorabilia: (a) Autographed Footballs. WingHouse shall receive ten (10) autographed footballs. The player(s) providing the autographs will be subject to availability and determined by the Team and a certificate of authenticity will be provided. (b) Autographed Jersey. WingHouse shall receive one (1) autographed jersey. The player providing the autograph will be subject to availability and determined by the Team and a certificate of authenticity will be provided. (c) Autographed Helmets. WingHouse shall receive one (1) autographed helmet. The player providing the autograph will be determined by Team and a certificate of authenticity will be provided. 6. Appearances: (a) Player Appearance. Team shall provide an appearance by one (1) Buccaneers player. The player shall be selected by Team and subject to availability. The appearance shall be for a maximum of two (2) hours in duration and located at a WingHouse-designated event within fifty miles of AdventHealth Training Center. Date and time shall be subject to availability as determined by Team. The player appearance shall be subject to the terms and conditions of this Agreement, in addition to any applicable NFL and NFLPA rules and regulations. (b) Alumni Appearance. Team shall provide an appearance by one (1) former Buccaneers player. The former player shall be selected by Team and subject to availability. The appearance shall be for a maximum of two hours in duration and located at a WingHouse designated event within fifty miles of AdventHealth Training Center. Date and time for such appearance shall be subject to availability as determined by Team. (c) Cheer Team Appearances. Team shall provide one (1) appearance by two (2) Buccaneers cheer team members. The cheer team members shall be selected by Team and subject to availability. The appearance shall be for a maximum of two hours in duration and located at a WingHouse-designated event within fifty miles of AdventHealth Training Center. Date and time for the appearance shall be subject to availability as determined by Team. All of the rights which are made available to WingHouse hereunder on a per Contract Year basis, including, but not limited to, rights to hold an event and rights to tickets, must be utilized within the applicable Contract Year and are not eligible to be “rolled over” into subsequent Contract Years. In addition, to the extent Team is no longer able to make available any of the rights described for any reason other than as set forth in the Agreement, Team agrees that it shall make available additional rights to WingHouse hereunder in order to compensate WingHouse for the loss of such rights. Unless otherwise specifically described: (a) All costs associated with all elements of the Acquired Rights shall be borne by WingHouse; (b) All elements of the Acquired Rights (including, but not limited to, the logos, announcements, content, signage, giveaways, artwork, scoreboard messages, appearance, distribution, location, display and size) are subject to Team’s prior written approval; (c) All dates, times, and airings related to all elements of the Acquired Rights are subject to Team’s prior written approval and are to be determined at Team’s sole discretion; and (d) All ticket locations and game dates are subject to availability and are determined by Team at its sole discretion.

The annual Sponsorship Fee payable by Sponsor hereunder shall be as follows: Contract Year Sponsor Fee (Cash) 2021 (First Contract Year) $265,000 2022 (Second Contract Year) $280,750 2023 (Third Contract Year) $297,288 2024 (Fourth Contract Year) $314,652 2025 (Fifth Contract Year) $332,885 For the First Contract Year, WingHouse shall pay the Sponsor Fee as follows: fifty percent (50%) upon execution of this Agreement; twenty five percent (25%) on or before September 1, 2021; and twenty five percent (25%) on or before October 1, 2021. For applicable Contract Years thereafter, WingHouse shall pay twenty five percent (25%) of the Sponsor Fee on or before April 1 of the applicable Contract Year; twenty five percent (25%) of the Sponsor Fee on or before June 1 of the applicable Contract Year; twenty five percent (25%) of the Sponsor Fee on or before August 1 of the applicable Contract Year; and twenty five percent (25%) of the Sponsor Fee on or before October 1 of the applicable Contract Year.

Stadium Rights. 1. Promotions: (a) Game Day Activation. With Team’s prior written approval, ARC WingHouse may develop and execute game day presence and/or fan interaction programs to be held outside of Stadium at site location(s) approved by Team during each Buccaneers Home Game, such as hosting a kiosk; provided, however, that any costs associated with such programs will be the responsibility of ARC WingHouse. ARC WingHouse shall have the right to hand out materials, provided, however, that any materials must be directly related to the Designated Category and be pre-approved in writing by Team. 2. Signage: a) Tower Wall LED. ARC WingHouse’s logo will be displayed on a static, digital position on one 1) Tower Wall LED. ARC WingHouse’s logo will be displayed in incremental time periods beginning twenty (20) minutes prior to kick-off through the conclusion of the game. The total amount of display time will be a minimum of four (4) minutes per Buccaneers Home Game. ARC WingHouse’s logo will be similarly displayed during non-Team events during which Team has access to, and control over, the content on the scoreboards. Display time equally rotating with other partners during the Team-controlled event inventory for non-Team events. (b) Concourse Pillar Blades. Team shall cause the placement of two (2) signs located on foundation pillars on the lower/upper level concourse of the Stadium. Each sign represents one (1) side of double-sided pillar blades. ARC WingHouse acknowledges that the message displayed must incorporate a Buccaneers-related theme. 3. Concessions: (a) Sale Rights. ARC WingHouse’s products may be sold by the Food & Beverage Concessionaire (“Concessionaire”) at the Stadium (exact concession products and related items shall be decided by Team in consultation with ARC WingHouse). Should Concessionaire sell ARC WingHouse’s products at the Stadium, ARC WingHouse shall provide Concessionaire with ability to purchase ARC WingHouse’s product and related items: (1) at the lowest wholesale price offered by ARC WingHouse in the state of Florida; (2) in quantities and sizes acceptable to Concessionaire; and (3) on delivery terms acceptable to Concessionaire. In no event shall the cost of product and/or related items increase by more than 3% in any year. (b) Concession Stand Signage. Should Concessionaire sell ARC WingHouse’s products at the Stadium, Team shall cause the placement of ARC WingHouse’s logo/identification on three (3) concession stands (one in the main concourse and two in the upper concourse - as determined by Concessionaire). All costs associated with such signage shall be split equally between the Parties. Additionally, logos/identification for ARC WingHouse’s products will be listed on menu board strips of select concession outlets that serve ARC WingHouse’s products (as determined by Concessionaire). (c) Branded Portables. Should Concessionaire sell ARC WingHouse’s products at the Stadium, Team shall cause the placement of ARC WingHouse identification/logo on two (2) portable concession carts throughout the Stadium main concourse (all costs associated with such branding of each portable shall be the responsibility of ARC WingHouse). (d) Royalty. For all ARC WingHouse products purchased at the Stadium, ARC WingHouse shall earn a five percent (5%) royalty on “Net Sales” received directly by Concessionaire. Payment of royalty shall be due on the fifteenth (15th) day of each month during the Term (in accordance with such separate agreement with Concessionaire). Concession prices shall be determined solely by Concessionaire. “Net Sales” shall be defined as gross sales of all ARC WingHouse products less applicable sales tax and credit card fees. For clarity, Net Sales shall not include any beverages (alcoholic or otherwise) sold at such concession location. 4. Hospitality: (a) Season Tickets – Lower Level. Team shall provide ARC WingHouse with four (4) lower level tickets in a location selected by ARC WingHouse from a list provided by Team, for each preseason and regular season game at the Stadium. The use of the seats shall be subject to all Season Ticket Terms and Conditions located at www.buccaneers.com/terms as may be modified at Team’s sole discretion. (b) Season Parking Pass. Team shall provide ARC WingHouse with two (2) parking passes, in locations selected by Team, for each Buccaneers preseason and regular season game at the Stadium.

In consideration for the Stadium Rights, WingHouse agrees to pay to Team the Stadium Fee as follows: 2021 (First Contract Year) $50,000, 2022 (Second Contract Year) $50,000, 2023 (Third Contract Year) $50,000, 2024 (Fourth Contract Year) $50,000, 2025 (Fifth Contract Year) $50,000.

Asset Purchase Agreement with Elite Food Management, Inc.

On October 4, 2021, ARC Winghouse, LLC and ARC Group Inc., acting as “Sellers”, and Elite Food Management, Inc., a Florida corporation, acting as the “Purchaser,” entered into a preliminary asset purchase agreement (the “APA”). Pursuant to the terms and conditions of the APA, Sellers sold to Purchaser twenty (20) WingHouse Bar + Grill restaurants (the “Business”), including: (i) all accounts receivable, (ii) all inventory, (iii) and all or substantially all material agreements and assets (except for the intellectual property, which is an excluded asset in the Agreement. Purchaser also assumed the Loyalty Program Benefits and all other liabilities of Sellers, solely to the extent that such liabilities relate to the operation of the Business after the Closing. These include all liabilities under the Assumed Contracts, all liabilities to customers and suppliers, all liabilities to employees, all liabilities for taxes and proceedings commenced post-closing, etc. The purchase price for the acquisition was: (i) $1.00, (ii) payment of the Estimated Closing Working Capital, and (iii) the assumption, satisfaction, and discharge of all Assumed Liabilities. The acquisition is expected to close on November 30, 2021. Pending the closing of the acquisition, Arc WingHouse LLC, as “Owner,” and Elite Food Management, Inc., as “Manager,” have entered into a restaurant management services agreement (the “Management Agreement”), where the Owner agreed to allow the Manager to manage and operate the Business pending the Closing of the acquisition. Under the terms and conditions of the Management Agreement, the Manager shall be responsible for the day-to-day operations, direction, management, and supervision of the Business, and shall provide all operating and management services for the Business; provide all reasonably necessary personnel to provide the services; comply with all laws applicable to the operation, maintenance, and management of the Business; maintain the Business free and clear of all liens and encumbrances. Owner will only be responsible for paying for liabilities, liens and encumbrances outside of the day-to-day operations of the Business, including all bank loans in which the Owner is the debtor. Daily cash receipts will be deposited in an “Operating Account,” under Owner’s name. Manager will be a signatory on the Operating Account. All costs and expenses related to the operation of the business will be paid from the Operating Account. As consideration for the services provided by the Manager, the Manager will receive all profits derived from operating the Business. The full, faithful, timely payment and performance by Purchaser of all obligations set forth in the APA and the Management Agreement are unconditionally and irrevocably guaranteed by Albert Aminpour, Michael Aminpour and Tony Frazier, who have executed a personal guarantee (the “Guarantee”) for the benefit or ARC WingHouse LLC.

Agreement to Guarantee Obligations

On September 20, 2021, Seenu G Kasturi agreed to allocate the balance owed under the “Agreement to Guaranty Obligations” to the principal investment made by ARC Fat Patty’s LLC in connection with the Bremer Bank National Association Promissory Note assignment. As a result, the “Agreement to Guaranty Obligations” has been satisfied in full and the Bremer Bank Note Assignment balance reduced commensurately.

Franchise Disclosure Document for ARC WingHouse

On August 23, 2021 ARC WingHouse completed its Franchise Disclosure Document (FDD). ARC WingHouse intends to begin the process of re-franchising most of our company owned stores and develop our Franchisee base to meet a ratio relative to industry average ratios between corporate stores and franchised stores.

On January 12,2021, ARC Grouip Inc funded the Settlement Agreement and Mutual Releasee by and between ARC Group, Inc. and Richard W. Akam. The Company and Akam were parties to that certain Employment Agreement, dated January 22, 2013, as amended by that certain First Amendment to Employment Agreement dated January 31, 2017 and that certain Second Amendment to Employment Agreement, dated January 2, 2019 (collectively, the “Employment Agreement”). Pursuant to the termination and subsequent settlement agreement, ARC Group Inc purchased Akam’s outstanding 242,720 shares for $0.29 per share. The net amount of the settlement was $100,000, of which $70,388.80 was allocated to the purchase of Akam’s company stock at $0.29 per share and the remaining $29,611.20 allocated as the cash settlement portion of the settlement agreement.